UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06199

Brown Capital Management Mutual Funds
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

With Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
 11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410.837.3234

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Item 1. REPORTS TO STOCKHOLDERS.

B R O W N C A P I T A L M A N A G E M E N T
BROWN CAPITAL MANAGEMENT

S E M I - A N N U A L R E P O R T

September 30, 2013

Table of Contents

Fund Expenses	1

Schedules of Investments	2

Statements of Assets and Liabilities	9

Statements of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	18

Additional Information	25

Privacy Policy	26

The Brown Capital Management Mutual Funds
Fund Expenses	September 30, 2013 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

				Expenses
				Paid During
	Beginning	Ending		Period
	Account Value	Account Value	Expense	April 1, 2013 to
	April 1, 2013	September 30, 2013	Ratio(a)	September 30, 2013(b)

Small Company Fund
Investor
Actual	$1,000.00	$1,206.20	1.25%	$6.91
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.25%	$6.33
Institutional
Actual	$1,000.00	$1,207.40	1.05%	$5.81
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	1.05%	$5.32

International Equity Fund
Investor
Actual	$1,000.00	$1,098.60	2.00%	$10.52
Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	2.00%	$10.10

Mid-Cap Fund
Investor
Actual	$1,000.00	$1,111.60	1.15%	$6.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	1.15%	$5.82
Institutional
Actual	$1,000.00	$1,114.90	0.90%	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	0.90%	$4.56

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 365.

Semi-Annual Report | September 30, 2013	1

The Brown Capital Management Small Company Fund
Schedule of Investments	September 30, 2013 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.51%
	Business Services - 19.95%
1,643,397	ACI Worldwide, Inc.(a)	$88,842,042
954,598	ANSYS, Inc.(a)	82,591,819
823,068	Concur Technologies, Inc.(a)	90,949,014
181,200	EnerNOC, Inc.(a)	2,716,188
1,566,228	MedAssets, Inc.(a)	39,813,516
4,070,616	NIC, Inc.(b)	94,071,935
2,612,137	Nuance Communications, Inc.(a)	48,833,901
2,101,504	PROS Holdings, Inc.(a)(b)	71,850,422

		519,668,837

	Consumer Related - 1.92%
819,237	Dolby Laboratories, Inc. - Class A	28,271,869
842,914	DTS, Inc.(a)	17,701,194
210,521	Rovi Corp.(a)	4,035,688

		50,008,751

	Industrial Products & Systems - 29.33%
1,538,786	Balchem Corp.(b)	79,632,175
843,581	CARBO Ceramics, Inc.	83,607,313
2,964,402	Cognex Corp.	92,963,647
2,247,661	Diodes, Inc.(a)	55,067,694
966,278	Dynamic Materials Corp.(b)	22,398,324
1,161,902	FEI Co.	102,014,996
1,223,514	FLIR Systems, Inc.	38,418,340
946,311	Geospace Technologies Corp.(a)(b)	79,774,017
1,236,485	Hittite Microwave Corp.(a)	80,804,295
1,110,752	Measurement Specialties, Inc.(a)(b)	60,247,188
1,906,862	Sun Hydraulics Corp.(b)	69,123,748

		764,051,737

	Information/Knowledge Management - 18.75%
1,931,654	American Software, Inc. - Class A(b)	16,496,325
2,265,102	Blackbaud, Inc.	88,429,582
1,043,762	Manhattan Associates, Inc.(a)(b)	99,627,083
3,399,114	Netscout Systems, Inc.(a)(b)	86,915,345
2,060,711	Quality Systems, Inc.	44,779,250
1,295,265	Tyler Technologies, Inc.(a)	113,296,830
2,088,887	Vocera Communications, Inc.(a)(b)	38,853,298

		488,397,713

	Medical/Health Care - 22.01%
1,777,029	Abaxis, Inc.(b)	74,812,921
3,084,414	Accelrys, Inc.(a)(b)	30,412,322
1,154,969	Bruker Corp.(a)	23,850,110
3,035,101	Cantel Medical Corp.(b)	96,667,967
2,133,394	Incyte Corp., Ltd.(a)	81,388,981
1,111,014	Medidata Solutions, Inc.(a)	109,912,615
1,799,105	Meridian Bioscience, Inc.	42,548,833
1,626,788	Quidel Corp.(a)	46,200,779
841,932	Techne Corp.	67,405,076

		573,199,604

2	www.browncapital.com

The Brown Capital Management Small Company Fund
Schedule of Investments	September 30, 2013 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 95.51% (continued)
	Miscellaneous - 3.55%
1,521,486	Neogen Corp.(a)(b)	$92,384,630

Total Common Stocks (Cost $1,365,014,850)		2,487,711,272

SHORT TERM INVESTMENTS - 5.64%
71,434,696	Dreyfus Cash Management Institutional Shares, 0.04%(c)	71,434,695
75,569,312	Fidelity Institutional Money Market Portfolio, 0.05%(c)	75,569,312

Total Short Term Investments (Cost $147,004,007)		147,004,007

Total Value of Investments (Cost $1,512,018,857) - 101.15%		2,634,715,279
Liabilities in Excess of Other Assets - (1.15)%		(30,011,963)

Net Assets - 100.00%		$2,604,703,316

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at September 30, 2013.

Common Abbreviations:
Ltd. - Limited.

For Fund compliance purposes, each Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	19.95%	$519,668,837
Consumer Related	1.92%	50,008,751
Industrial Products & Systems	29.33%	764,051,737
Information/Knowledge Management	18.75%	488,397,713
Medical/Health Care	22.01%	573,199,604
Miscellaneous	3.55%	92,384,630
Cash and Cash Equivalents	4.49%	116,992,044

Total	100.00%	$2,604,703,316

Semi-Annual Report | September 30, 2013	3

The Brown Capital Management International Equity Fund
Schedule of Investments	September 30, 2013 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.69%
	Bermuda - 2.56%
1,662	Invesco, Ltd.	$53,018
7,630	Nabors Industries, Ltd.	122,538

		175,556

	Canada - 4.05%
6,375	Canadian Natural Resources, Ltd.	200,339
6,338	Dominion Diamond Corp.(a)	77,467

		277,806

	Denmark - 1.21%
491	Novo Nordisk A/S, Class B	83,361

	Egypt - 0.46%
10,114	Global Telecom Holding(a)(b)(c)	31,748

	Finland - 1.22%
936	Kone OYJ, Class B	83,510

	France - 5.80%
7,883	Flamel Technologies SA(a)(d)	51,713
1,993	Sanofi	202,136
1,237	Societe BIC SA	143,835

		397,684

	Germany - 4.43%
1,376	Bayerische Motoren Werke AG	147,935
1,171	Carl Zeiss Meditec AG	34,963
1,637	SAP AG	121,073

		303,971

	Hong Kong - 5.86%
170,000	Chaoda Modern Agriculture Holdings, Ltd.(a)	24,111
41,605	Esprit Holdings, Ltd.	66,625
92,000	Kingdee International Software Group Co., Ltd.(a)	26,452
104,000	Kingsoft Corp., Ltd.	246,728
5,100	Ping An Insurance Group Co., Class H	37,908

		401,824

	Ireland - 7.62%
3,377	DCC PLC	138,152
3,375	ICON PLC(a)	138,139
1,374	Paddy Power PLC	110,135
130,516	Total Produce PLC	135,958

		522,384

	Israel - 1.32%
2,393	Teva Pharmaceutical Industries, Ltd.(d)	90,408

	Italy - 3.60%
10,794	Azimut Holding SpA	246,639

	Japan - 11.98%
6,600	Japan Tobacco, Inc.	237,021
8,700	Mitsubishi Estate Co., Ltd.	256,322

4	www.browncapital.com

The Brown Capital Management International Equity Fund
Schedule of Investments	September 30, 2013 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.69% (continued)
	Japan - 11.98% (continued)
6,900	Rakuten, Inc.	$104,243
20,000	Sapporo Holdings, Ltd.	86,678
9,390	Yamaha Motor Co., Ltd.	136,988

		821,252

	Mexico - 1.68%
1,186	Fomento Economico Mexicano SAB de CV(d)	115,149

	Netherlands - 2.37%
6,299	Wolters Kluwer NV	162,379

	Singapore - 3.41%
89,000	Goodpack, Ltd.	122,729
83,424	UOB-Kay Hian Holdings, Ltd.	111,383

		234,112

	South Africa - 3.08%
4,423	Sasol, Ltd.(d)	211,375

	Spain - 1.97%
3,171	Grifols SA	130,198
158	Grifols SA, Class B	4,847

		135,045

	Sweden - 1.75%
1,356	Millicom International Cellular SA(e)	119,739

	Switzerland - 17.27%
36	Givaudan SA	52,586
48	Lindt & Spruengli AG, Non-Voting	196,968
2,222	Nestle SA	155,406
10,419	Nobel Biocare Holding AG	153,805
908	Roche Holding AG	244,884
346	The Swatch Group AG	222,670
1,563	Transocean, Ltd.	69,554
2,526	Tyco International, Ltd.	88,360

		1,184,233

	United Kingdom - 14.55%
28,561	BAE Systems PLC	210,104
3,729	Carnival Corp.	121,715
5,782	Diageo PLC	183,934
44,330	Man Group PLC	60,212
196,610	Management Consulting Group PLC	84,348
16,304	Reed Elsevier PLC	219,868
10,177	UBM PLC	117,718

		997,899

	United States - 0.50%
838	The ADT Corp.	34,073

Total Common Stocks (Cost $4,161,034)		6,630,147

Semi-Annual Report | September 30, 2013	5

The Brown Capital Management International Equity Fund
Schedule of Investments	September 30, 2013 (Unaudited)

Shares		Value (Note 1)

SHORT TERM INVESTMENTS - 2.36%
161,810	Dreyfus Cash Management Institutional Shares, 0.04%(f)	$161,810

Total Short Term Investments (Cost $161,810)		161,810

Total Value of Investments (Cost $4,322,844) - 99.05%		6,791,957
Other Assets in Excess of Liabilities - 0.95%		65,472

Net Assets - 100.00%		$6,857,429

(a)	Non-income producing investment.
(b)	Global Depositary Receipt.
(c)
Securities were issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of September 30, 2013, the aggregate market value of those securities was $31,748 representing 0.46% of net assets.
(d)	American Depositary Receipt.
(e)	Swedish Depositary Receipt.
(f)	Represents 7 day effective yield at September 30, 2013.

Common Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Germany & Switzerland)
A/S - Aktieselskabis is a Danish term for a public limited liability corporation. (Denmark)
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
OYJ - Osakeyhtio is the Finnish equivalent of a limited company. (Finland)
PLC - Public Limited Company. (Ireland & United Kingdom)
SA - Generally designates corporations in various countries, mostly those employing the civil law. (France, Sweden, Spain, & Switzerland)
SAB de CV - A variable capital company. (Mexico)
SpA - Societa` Per Azioni is an Italian shared company. (Italy)

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Communications	3.73%	$255,730
Consumer Discretionary	21.06%	1,444,186
Consumer Staples	23.22%	1,592,309
Energy	5.72%	392,430
Financials	11.16%	765,482
Health Care	12.47%	855,278
Industrials	8.59%	589,051
Information Technology	3.98%	273,180
Materials	4.98%	341,429
Technology	1.77%	121,073
Cash and Cash Equivalents	3.32%	227,281

Total	100.00%	$6,857,429

6	www.browncapital.com

The Brown Capital Management Mid-Cap Fund
Schedule of Investments	September 30, 2013 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.97%
	Consumer Discretionary - 23.49%
11,659	BorgWarner, Inc.	$1,182,106
19,885	Coach, Inc.	1,084,329
43,521	Dick’s Sporting Goods, Inc.	2,323,151
29,208	Guess?, Inc.	871,859
24,924	Lululemon Athletica, Inc.(a)	1,821,695
35,143	Michael Kors Holdings, Ltd.(a)	2,618,856
944	NVR, Inc.(a)	867,715
65,866	PulteGroup, Inc.	1,086,789
34,303	Toll Brothers, Inc.(a)	1,112,446
41,620	Tractor Supply Co.	2,795,616
14,251	Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,702,425

		17,466,987

	Consumer Staples - 2.11%
26,073	Elizabeth Arden, Inc.(a)	962,615
11,686	Monster Beverage Corp.(a)	610,594

		1,573,209

	Energy - 7.21%
38,285	Cameron International Corp.(a)	2,234,696
25,828	CARBO Ceramics, Inc.	2,559,813
9,160	Diamond Offshore Drilling, Inc.	570,851

		5,365,360

	Financials - 6.32%
54,781	Stifel Financial Corp.(a)	2,258,073
33,959	T. Rowe Price Group, Inc.	2,442,671

		4,700,744

	Health Care - 20.44%
158,121	Allscripts Healthcare Solutions, Inc.(a)	2,351,259
28,010	Covance, Inc.(a)	2,421,745
106,789	MedAssets, Inc.(a)	2,714,576
37,702	Meridian Bioscience, Inc.	891,652
37,568	Myriad Genetics, Inc.(a)	882,848
35,962	PAREXEL International Corp.(a)	1,806,371
23,449	Shire PLC(b)	2,811,301
12,414	Waters Corp.(a)	1,318,491

		15,198,243

	Industrials - 11.75%
20,286	JB Hunt Transport Services, Inc.	1,479,458
68,258	MasTec, Inc.(a)	2,068,217
20,530	MSC Industrial Direct Co. - Class A	1,670,116
96,856	Quanta Services, Inc.(a)	2,664,509
7,406	Stericycle, Inc.(a)	854,652

		8,736,952

	Information Technology - 22.04%
54,429	Akamai Technologies, Inc.(a)	2,813,979
24,388	ANSYS, Inc.(a)	2,110,050
29,586	Blackbaud, Inc.	1,155,037
71,309	Diodes, Inc.(a)	1,747,071
10,799	FactSet Research Systems, Inc.	1,178,171

Semi-Annual Report | September 30, 2013	7

The Brown Capital Management Mid-Cap Fund
Schedule of Investments	September 30, 2013 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.97% (continued)
	Information Technology - 22.04% (continued)
29,910	FEI Co.	$2,626,098
63,092	NetApp, Inc.	2,688,981
69,602	Trimble Navigation, Ltd.(a)	2,067,875

		16,387,262

	Materials - 4.61%
22,663	Ecolab, Inc.	2,238,198
37,448	General Cable Corp.	1,188,974

		3,427,172

Total Common Stocks (Cost $52,419,101)		72,855,929

SHORT TERM INVESTMENTS - 1.96%
1,454,547	Dreyfus Cash Management Institutional Shares, 0.04%(c)	1,454,547

Total Short Term Investments (Cost $1,454,547)		1,454,547

Total Value of Investments (Cost $53,873,648) - 99.93%		74,310,476
Other Assets in Excess of Liabilities - 0.07%		53,468

Net Assets - 100.00%		$74,363,944

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2013.

Common Abbreviations:
Ltd. - Limited.
PLC - Public Limited Company. (United Kingdom)

For Fund compliance purposes, each Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Consumer Discretionary	23.49%	$17,466,987
Consumer Staples	2.11%	1,573,209
Energy	7.21%	5,365,360
Financials	6.32%	4,700,744
Health Care	20.44%	15,198,243
Industrials	11.75%	8,736,952
Information Technology	22.04%	16,387,262
Materials	4.61%	3,427,172
Cash and Cash Equivalents	2.03%	1,508,015

Total	100.00%	$74,363,944

8	www.browncapital.com

The Brown Capital Management Mutual Funds
Statements of Assets and Liabilities	September 30, 2013 (Unaudited)

	Small Company	International Equity
	Fund	Fund	Mid-Cap Fund

Assets:
Unaffiliated Investments, at cost	$966,366,773	$4,322,844	$53,873,648
Affiliated Investments, at cost	545,652,084	–	–

Unaffiliated Investments, at value (Note 1)	$1,621,447,577	$6,791,957	$74,310,476
Affiliated Investments, at value (Note 1)	1,013,267,702	–	–

Total Investments, at value	$2,634,715,279	$6,791,957	$74,310,476
Cash	3,047,622	–	101,188
Foreign Cash, at value	–	1,002*	–
Receivables:
Investments sold	2,177,036	35,910	–
Fund shares sold	7,945,623	–	29,943
Dividends and interest, at value	573,989	29,395*	10,467
Prepaid expenses	72,737	12,204	19,601
Due from Advisor	–	3,139	–

Total Assets	2,648,532,286	6,873,607	74,471,675

Liabilities:
Payables:
Investments purchased	38,706,760	30	–
Fund shares repurchased	2,638,720	–	44,794
Accrued expenses:
Advisory fees	1,998,408	–	38,011
Administration fees	22,627	935	942
Trustees’ fees	258	258	258
Custody fees	16,522	899	1,147
Transfer agent fees	17,579	2,598	5,057
Chief compliance officer fees	18	18	18
12b-1 fees - Investor Class	347,007	1,400	6,074
Legal and audit fees	8,575	7,152	7,205
Printing fees	56,986	601	1,991
Other expenses	15,510	2,287	2,234

Total Liabilities	43,828,970	16,178	107,731

Net Assets	$2,604,703,316	$6,857,429	$74,363,944

Net Assets Consist of:
Paid-in capital	$1,438,600,969	$6,960,852	$56,312,625
Accumulated net investment income/(loss)	(9,072,152)	99,906	(210,352)
Accumulated net realized gain/(loss) on investments, affiliated investments and foreign currency transactions	52,478,077	(2,672,604)	(2,175,157)
Net unrealized appreciation on investments, affiliated investments and foreign currency translations	1,122,696,422	2,469,275	20,436,828

Net Assets	$2,604,703,316	$6,857,429	$74,363,944

Investor Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$69.85	$11.37	$24.31
Net Assets	$2,227,464,066	$6,857,429	$30,345,128
Shares Outstanding, no par value (unlimited shares authorized)	31,888,348	603,134	1,248,367

Institutional Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$70.10	$–	$24.46
Net Assets	$377,239,250	$–	$44,018,816
Shares Outstanding, no par value (unlimited shares authorized)	5,381,165	–	1,799,918

*	At Cost; $1,001 for Foreign Cash and $29,237 for Dividends.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2013	9

The Brown Capital Management Mutual Funds
Statements of Operations	For the Six Months Ended September 30, 2013 (Unaudited)

	Small Company	International Equity
	Fund	Fund	Mid-Cap Fund

Investment Income:
Dividends	$3,163,299	$107,098	$213,756
Dividends from affiliated investments	666,377	–	–
Foreign taxes withheld	–	(10,037)	–

Total Investment Income	3,829,676	97,061	213,756

Expenses:
Advisory fees (Note 2)	10,512,771	33,370	259,810
Administration fees (Note 2)	137,591	4,054	5,919
Transfer agent fees (Note 2)	111,496	16,158	28,033
Custody fees	87,769	5,677	3,757
Registration fees	63,670	9,709	18,956
12b-1 Fees - Investor Class (Note 2)	1,850,477	8,342	33,725
Legal fees (Note 2)	16,065	15,931	15,983
Audit and tax preparation fees	7,521	6,761	6,761
Trustees’ fees and expenses	7,442	7,442	7,442
Compliance services fees (Note 2)	6,768	6,769	6,768
Other expenses	100,258	5,246	7,220

Total Expenses	12,901,828	119,459	394,374
Expenses waived/reimbursed by Advisor - Investor Class (Note 2)	–	(52,718)	(19,092)
Expenses waived/reimbursed by Advisor - Institutional Class (Note 2)	–	N/A	(29,786)

Net Expenses	12,901,828	66,741	345,496

Net Investment Income/(Loss)	(9,072,152)	30,320	(131,740)

Realized and Unrealized Gain/(Loss) on:
Net realized gain/(loss) from investments	19,316,764	136,999	(130,429)
Net realized gain from affiliated investments	515,358	–	–
Net realized gain from foreign currency transactions	–	5,948	–
Net change in unrealized appreciation of investments	297,308,672	450,109	7,714,802
Net change in unrealized appreciation on affiliated investments	115,831,283	–	–
Net change in unrealized appreciation of foreign currency translations	–	1,452	–

Net Realized and Unrealized Gain on Investments and Foreign Currencies	432,972,077	594,508	7,584,373

Net Increase in Net Assets Resulting From Operations	$423,899,925	$624,828	$7,452,633

See Notes to Financial Statements.

10	www.browncapital.com

The Brown Capital Management Mutual Funds
Statements of Changes in Net Assets	For the Six Months Ended September 30, 2013 (Unaudited)

	Small Company Fund		International Equity Fund

	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2013	Year Ended	September 30, 2013	Year Ended
	(Unaudited)	March 31, 2013	(Unaudited)	March 31, 2013

Operations:
Net investment income/(loss)	$(9,072,152)	$(1,468,762)	$30,320	$82,244
Net realized gain from investments, affiliated investments and foreign currency transactions	19,832,122	56,230,187	142,947	5,562
Net change in unrealized appreciation of investments, affiliated investments and foreign currency translations	413,139,955	230,252,559	451,561	687,110

Net Increase in Net Assets Resulting from Operations	423,899,925	285,013,984	624,828	774,916

Distributions to Shareholders: (Note 4)
Net investment income
Investor	–	–	–	(40,393)
Net realized gains from investment transactions
Investor	–	(21,975,087)	–	–
Institutional	–	(2,155,507)	–	–

Net Decrease in Net Assets from Distributions	–	(24,130,594)	–	(40,393)

Capital Share Transactions:
Shares sold
Investor	438,173,235	398,460,416	25,027	433,745
Institutional	136,816,132	185,114,931	N/A	N/A
Reinvested dividends and distributions
Investor	–	20,021,279	–	26,618
Institutional	–	2,078,173	–	–
Shares repurchased
Investor	(248,356,205)	(443,420,741)	(216,713)	(4,528,179)
Institutional	(22,226,030)	(9,848,067)	N/A	N/A

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	304,407,132	152,405,991	(191,686)	(4,067,816)

Net Increase/(Decrease) in Net Assets	728,307,057	413,289,381	433,142	(3,333,293)
Net Assets:
Beginning of Period	1,876,396,259	1,463,106,878	6,424,287	9,757,580

End of Period	$2,604,703,316	$1,876,396,259	$6,857,429	$6,424,287

Accumulated Net Investment Income/(Loss)	$(9,072,152)	$–	$99,906	$69,586

Share Information:
Investor Class:
Shares sold	7,162,276	7,771,405	2,390	49,428
Reinvested distributions	–	408,681	–	2,811
Shares repurchased	(4,058,690)	(8,950,929)	(19,857)	(508,276)

Net Increase/(Decrease) in Capital Shares	3,103,586	(770,843)	(17,467)	(456,037)
Shares Outstanding, Beginning of Period	28,784,762	29,555,605	620,601	1,076,638

Shares Outstanding, End of Period	31,888,348	28,784,762	603,134	620,601

Institutional Class:
Shares sold	2,136,407	3,649,780	–	–
Reinvested distributions	–	42,334	–	–
Shares repurchased	(365,388)	(192,725)	–	–

Net Increase in Capital Shares	1,771,019	3,499,389	–	–
Shares Outstanding, Beginning of Period	3,610,146	110,757	–	–

Shares Outstanding, End of Period	5,381,165	3,610,146	–	–

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2013	11

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Mid-Cap Fund

	For the Six
	Months Ended	For the
	September 30, 2013	Year Ended
	(Unaudited)	March 31, 2013

Operations:
Net investment loss	$(131,740)	$(89,884)
Net realized loss from investments	(130,429)	(1,890,678)
Net change in unrealized appreciation of investments	7,714,802	7,318,335

Net Increase in Net Assets Resulting from Operations	7,452,633	5,337,773

Distributions to Shareholders: (Note 4)
Net realized gains from investment transactions
Investor	–	(440,221)
Institutional	–	(556,678)

Net Decrease in Net Assets from Distributions	–	(996,899)

Capital Share Transactions:
Shares sold
Investor	4,689,797	7,434,577
Institutional	5,943,672	31,087,407
Reinvested dividends and distributions
Investor	–	422,068
Institutional	–	189,929
Shares repurchased
Investor	(2,627,674)	(19,501,544)
Institutional	(5,515,271)	(1,900,966)

Net Increase in Net Assets Resulting from Capital Share Transactions	2,490,524	17,731,471

Net Increase in Net Assets	9,943,157	22,072,345
Net Assets:
Beginning of Period	64,420,787	42,348,442

End of Period	$74,363,944	$64,420,787

Accumulated Net Investment Loss	$(210,352)	$(78,612)

Share Information:
Investor Class:
Shares sold	203,191	372,085
Reinvested distributions	–	21,457
Shares repurchased	(116,496)	(985,374)

Net Increase/(Decrease) in Capital Shares	86,695	(591,832)
Shares Outstanding, Beginning of Period	1,161,672	1,753,504

Shares Outstanding, End of Period	1,248,367	1,161,672

Institutional Class:
Shares sold	257,672	1,576,727
Reinvested distributions	–	9,636
Shares repurchased	(236,007)	(94,511)

Net Increase in Capital Shares	21,665	1,491,852
Shares Outstanding, Beginning of Period	1,778,253	286,401

Shares Outstanding, End of Period	1,799,918	1,778,253

See Notes to Financial Statements.

12	www.browncapital.com

The Brown Capital Management Small Company Fund

Financial Highlights	For a share outstanding throughout each of the periods presented.

	For the
	Six Months
	Ended		For the		For the		For the	For the	For the
	September 30,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
Investor Class	2013 (Unaudited)		March 31, 2013		March 31, 2012(a)		March 31, 2011	March 31, 2010	March 31, 2009

Net Asset Value, Beginning of Year	$57.91		$49.32		$47.88		$36.44	$23.71	$31.63

Income/(Loss) from Investment Operations:
Net Investment Loss	(0.27	)(b)	(0.07	)(b)	(0.31	)(b)	(0.23)	(0.16)	(0.15)
Net Realized and Unrealized Gain/(Loss) on Investments	12.21		9.47		1.75		11.86	12.89	(7.44)

Total from Investment Operations	11.94		9.40		1.44		11.63	12.73	(7.59)

Less Distributions:
Distributions (from capital gains)	–		(0.81)		–		(0.19)	–	(0.33)

Total Distributions	–		(0.81)		–		(0.19)	–	(0.33)

Net Asset Value, End of Period	$69.85		$57.91		$49.32		$47.88	$36.44	$23.71

Total Return(c)	20.62%	(d)	19.36%		3.01%		31.98%	53.69%	(24.00% )

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$2,227,464		$1,666,796		$1,457,641		$1,178,279	$756,245	$312,066
Average Net Assets for the Year (000s)	$1,845,421		$1,391,562		$1,340,963		$854,095	$539,424	$317,926
Ratio of Expenses to Average Net Assets	1.25%	(e)(f)	1.27%	(f)	1.21%	(f)(g)	1.19%	1.21%	1.24%
Ratio of Net Investment Loss to Average Net Assets	(0.89%	)(e)	(0.13%	)	(0.68%	)	(0.68% )	(0.63% )	(0.64% )
Portfolio Turnover Rate	2%	(d)	15%		21%		7%	13%	8%

(a)	Prior to December 1, 2011 the Fund offered one class of shares, which was converted to Investor Shares on that date.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Annualized.
(f)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(g)
During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2013	13

The Brown Capital Management Small Company Fund

Financial Highlights	For a share outstanding throughout each of the periods presented.

	For the
	Six Months
	Ended			For the
	September 30,		For the	Period Ended
	2013		Year Ended	March 31,
Institutional Class	(Unaudited)		March 31, 2013	2012(a)

Net Asset Value, Beginning of Period	$58.06		$49.35	$43.19

Income/(Loss) from Investment Operations:
Net Investment Income/(Loss)	(0.21	)(b)	0.24 (b)	(0.08	)(b)
Net Realized and Unrealized Gain on Investments	12.25		9.28	6.24

Total from Investment Operations	12.04		9.52	6.16

Less Distributions:
Distributions (from capital gains)	–		(0.81)	–

Total Distributions	–		(0.81)	–

Net Asset Value, End of Period	$70.10		$58.06	$49.35

Total Return(c)	20.74%	(d)	19.59%	14.26%	(d)
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$377,239		$209,600	$5,465
Average Net Assets for the Period (000s)	$251,389		$85,751	$2,086
Ratio of Expenses to Average Net Assets	1.05%	(e)	1.08%	1.21%	(e)(f)
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.69%	)(e)	0.47%	(0.59%	)(e)
Portfolio Turnover Rate	2%	(d)	15%	21%	(d)(g)

(a)	The Fund began offering Institutional Class Shares on December 15, 2011.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Annualized.
(f)
During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.

(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2012.

See Notes to Financial Statements.

14	www.browncapital.com

The Brown Capital International Equity Fund

Financial Highlights	For a share outstanding throughout each of the periods presented.

	For the
	Six Months
	Ended				For the
	September 30,		For the		Year Ended		For the	For the	For the
	2013		Year Ended		March 31,		Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		March 31, 2013		2012(a)		March 31, 2011	March 31, 2010	March 31, 2009

Net Asset Value, Beginning of Year	$10.35		$9.06		$10.02		$9.57	$5.99	$12.33

Income/(Loss) from Investment Operations:
Net Investment Income	0.05	(b)	0.10	(b)	0.04	(b)	0.05	0.01	0.12
Net Realized and Unrealized Gain/(Loss) on Investments	0.97		1.26		(0.88)		0.59	3.63	(5.75)

Total from Investment Operations	1.02		1.36		(0.84)		0.64	3.64	(5.63)

Less Distributions:
Dividends (from net investment income)	–		(0.07)		(0.12)		(0.19)	(0.06)	(0.12)
Distributions (from capital gains)	–		–		–		–	–	(0.59)

Total Distributions	–		(0.07)		(0.12)		(0.19)	(0.06)	(0.71)

Net Asset Value, End of Period	$11.37		$10.35		$9.06		$10.02	$9.57	$5.99

Total Return(c)	9.86%	(d)	15.03%		(8.22%	)	6.79%	61.09%	(46.39% )
Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$6,857		$6,424		$9,758		$10,696	$12,811	$6,827
Average Net Assets for the Year (000s)	$6,656		$7,307		$10,017		$11,461	$10,445	$10,248
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	3.58%	(e)(f)	3.50%	(f)	3.02%	(f)(g)	2.91%	2.78%	2.85%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	2.00%	(e)(f)	2.00%	(f)	2.00%	(f)	2.00%	2.00%	2.00%
Ratio of Net Investment Income to Average Net Assets	0.91%	(e)	1.13%		0.45%		0.48%	0.01%	1.32%
Portfolio Turnover Rate	6%	(d)	10%		17%		28%	44%	46%

(a)	Prior to December 1, 2011 the Fund offered one class of shares, which was converted to Investor Shares on that date.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Annualized.
(f)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(g)
During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2013	15

The Brown Capital Management Mid-Cap Fund

Financial Highlights	For a share outstanding throughout each of the periods presented.

	For the
	Six Months
	Ended				For the
	September 30,		For the		Year Ended		For the	For the	For the
	2013		Year Ended		March 31,		Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		March 31, 2013		2012(a)		March 31, 2011	March 31, 2010	March 31, 2009

Net Asset Value, Beginning of Year	$21.87		$20.76		$20.39		$15.71	$9.86	$12.95

Income/(Loss) from Investment Operations:
Net Investment Income/(Loss)	(0.06	)(b)	(0.06	)(b)	(0.10	)(b)	(0.06)	(0.06)	0.36
Net Realized and Unrealized Gain/(Loss) on Investments	2.50		1.52		0.49		4.81	5.91	(3.05)

Total from Investment Operations	2.44		1.46		0.39		4.75	5.85	(2.69)

Less Distributions:
Dividends (from net investment income)	–		–		–		–	–	(0.40)
Distributions (from capital gains)	–		(0.35)		(0.02)		(0.07)	–	–

Total Distributions	–		(0.35)		(0.02)		(0.07)	–	(0.40)

Net Asset Value, End of Period	$24.31		$21.87		$20.76		$20.39	$15.71	$9.86

Total Return(c)	11.16%	(d)	7.24%		1.94%		30.30%	59.33%	(20.80% )
Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$30,345		$25,404		$36,400		$23,484	$10,118	$2,251
Average Net Assets for the Year (000s)	$26,907		$25,883		$30,165		$12,678	$8,513	$2,509
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.29%	(e)(f)	1.41%	(f)	1.63%	(f)(g)	2.03%	2.79%	4.16%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.15%	(e)(f)	1.15%	(f)	1.25%	(f)	1.30%	1.30%	1.30%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.53%	(e)	(0.32%	)	(0.52%	)	(0.54% )	(0.47% )	1.19%
Portfolio Turnover Rate	6%	(d)	29%		18%		38%	35%	51%

(a)	Prior to December 1, 2011 the Fund offered one class of shares, which was converted to Investor Shares on that date.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Annualized.
(f)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(g)
During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.

See Notes to Financial Statements.

16	www.browncapital.com

The Brown Capital Management Mid-Cap Fund

Financial Highlights	For a share outstanding throughout each of the periods presented.

	For the
	Six Months
	Ended				For the
	September 30,		For the		Period Ended
	2013		Year Ended		March 31,
Institutional Class	(Unaudited)		March 31, 2013		2012(a)

Net Asset Value, Beginning of Period	$21.94		$20.77		$17.52

Income/(Loss) from Investment Operations:
Net Investment Loss	(0.03	)(b)	(0.01	)(b)	(0.01	)(b)
Net Realized and Unrealized Gain on Investments	2.55		1.53		3.28

Total from Investment Operations	2.52		1.52		3.27

Less Distributions:
Distributions (from capital gains)	–		(0.35)		(0.02)

Total Distributions	–		(0.35)		(0.02)

Net Asset Value, End of Period	$24.46		$21.94		$20.77

Total Return(c)	11.49%	(d)	7.53%		18.70%	(d)
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$44,019		$39,017		$5,948
Average Net Assets for the Period (000s)	$42,187		$28,187		$1,884
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.04%	(e)	1.15%		1.42%	(e)(f)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	0.90%	(e)	0.90%		0.90%	(e)
Ratio of Net Investment Loss to Average Net Assets	(0.28%	)(e)	(0.03%	)	(0.12%	)(e)
Portfolio Turnover Rate	6%	(d)	29%		18%	(d)(g)

(a)	The Fund began offering Institutional Class Shares on December 15, 2011.
(b)	Calculated using average shares method.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Annualized.
(f)
During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.

(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2012.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2013	17

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2013 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), and The Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report are classified as diversified management investment companies as defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares.

The primary investment objective of the Mid-Cap Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid-Cap Fund seeks to achieve its investment objective by investing in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered “mid-cap” companies. The Fund’s investment advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares. Prior to December 31, 2008, the Mid-Cap Fund offered two classes of shares (Institutional Shares and Investor Shares). On that date, the Investor Shares were converted into a class of shares that was previously designated as “Institutional Shares” and subsequently re-designated, as of December 1, 2011, as the “Investor Class” shares.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over-the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect

18	www.browncapital.com

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2013 (Unaudited)

the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2013:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$2,487,711,272	$–	$–	$2,487,711,272
Short Term Investments	147,004,007	–	–	147,004,007

Total	$2,634,715,279	$–	$–	$2,634,715,279

International Equity Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks
Hong Kong	$377,713	$–	$24,111	$401,824
All Other	6,228,323	–	–	6,228,323
Short Term Investments	161,810	–	–	161,810

Total	$6,767,846	$–	$24,111	$6,791,957

Mid-Cap Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$72,855,929	$–	$–	$72,855,929
Short Term Investments	1,454,547	–	–	1,454,547

Total	$74,310,476	$–	$–	$74,310,476

*See Schedule of Investments for industry/country classifications

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

Semi-Annual Report | September 30, 2013	19

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2013 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Brown Capital International Equity Fund
							Net change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2013
			Change in
Investments			unrealized		Transfer
in Securities	Balance as of	Realized	appreciation/	Net	in/ or (out)	Balance as of
at value	March 31, 2013	gain/(loss)	(depreciation)	purchases/(sales)	of Level 3	September 30, 2013

Common Stocks	$24,090	$–	$21	$–	$–	$24,111	$21

TOTAL	$24,090	$–	$21	$–	$–	$24,111	$21

For the other Funds there were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used are not applicable for these Funds.

Foreign Currency Translation (International Equity Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six months ended September 30, 2013, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

							Realized
	Share Balance			Share Balance at	Market Value at		Gains
Security Name	at April 1, 2013	Purchases	Sales	September 30, 2013	September 30, 2013	Dividends	(Losses)

Abaxis, Inc.	1,340,020	437,009		1,777,029	$74,812,921
Accelrys, Inc.	3,084,414			3,084,414	30,412,322
American Software, Inc. - Class A	1,931,654			1,931,654	16,496,325
Balchem Corp.	1,297,694	241,092		1,538,786	79,632,176
Cantel Medical Corp.	1,779,984	1,255,117*		3,035,101	96,667,967	$112,299	$1
Dynamic Materials Corp.	966,278	803,206		966,278	22,398,324	77,302
Geospace Technologies Corp.	443,105			946,311	79,774,017
Manhattan Associates, Inc.	1,043,762			1,043,762	99,627,083
Measurement Specialties, Inc.	1,110,752			1,110,752	60,247,188
Neogen Corp.	1,386,218	135,268		1,521,486	92,384,630
Netscout Systems, Inc.	2,436,881	962,233		3,399,114	86,915,345
NIC, Inc.	3,947,566	123,050		4,070,616	94,071,936
PROS Holdings, Inc.	2,022,964	78,540		2,101,504	71,850,422
Sun Hydraulics Corp.	1,745,635	161,227		1,906,862	69,123,748	476,776
Vocera Communications, Inc.	1,442,522	699,394	(53,029)	2,088,887	38,853,298		515,357

TOTAL	25,979,449	4,596,136	(53,029)	30,522,556	$1,013,267,702	$666,377	$515,358

* 3 for 2 stock split on July 15, 2013 to account for 1,011,700 shares of the 1,255,117 total purchased shares.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex–dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained

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The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2013 (Unaudited)

subsequent to the ex–dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the high cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measurement. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Funds’ are charged to the operations of such class.

Dividend Distributions
Each of the Funds may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex–date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

2. TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Advisor
Each Fund pays a monthly advisory fee to Brown Capital Management, LLC (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the following annual rates:

	Advisory Fees

			Expense	Advisory
Fund	Average Net Assets	Rate	Limitation Ratio	Fees Waived	Expenses Reimbursed

Small Company Fund	On all assets	1.00%	1.25%	$–	$–
International Equity Fund	First $100 million	1.00%	1.75%
	Over $100 million	0.75%		33,370	19,348
Mid-Cap Fund	On all assets	0.75%	0.90%	48,878	–

In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b–1 distribution plan) do not exceed certain limits, which are (at the time this report is being produced) for the Small Company Fund, the International Equity Fund and the Mid–Cap Fund, 1.25%, 1.75% and 0.90% of the average daily net assets of those Funds, respectively.

Each of the Funds may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) fiscal years, provided that the particular Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits as described above. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular Fund’s assets exceed $20 million for the Small Company Fund and the International Equity Fund or $15 million for the Mid–Cap Fund; (ii) the particular Fund’s total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Semi-Annual Report | September 30, 2013	21

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2013 (Unaudited)

Fund	Expires March 31, 2014	Expires March 31, 2015	Expires March 31, 2016	Expires March 31, 2017

International Equity Fund	$104,043	$101,934	$109,688	$52,718
Mid-Cap Fund	92,688	117,638	137,539	48,878

Administrator
ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) serves as the Trust’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement (“Administration Agreement”) with the Trust. As compensation for its services to the Trust, ALPS receives an annual administration fee based on the annual minimum fee of $281,000.

Compliance Services
ALPS provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a–1 under the 1940 Act. ALPS is compensated under the Administration Agreement for these services.

Transfer Agent
ALPS serves as transfer, dividend paying, and shareholder servicing agent for the Funds pursuant to a Transfer Agency and Services Agreement. ALPS is compensated under this agreement for these services.

Distributor
ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributors. The Distributor acts as an agent for the Funds and the distributor of their shares.

12b-1 Plan
Each Fund has adopted, with respect to its Investor Class shares, a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to the distributor, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by the Mid-Cap Fund and the International Equity Fund under the Plan is 0.25% of average daily net assets for the year and 0.20% of average daily net assets for the Small Company Fund. The Plans are compensation plans, which means that payments are made to the distributor regardless of 12b-1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan, and the distributor is permitted to return the excess to the Advisor. It is also possible that 12b-1 expenses paid by the Advisor for a period will exceed the payments received by the Funds, in which case the Advisor may pay such excess expenses out of its own resources. The Plans require that the Distributor act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before such payments are made.

Legal Counsel to the Trust
The Law Offices of John H. Lively and Associates, Inc., a member firm of the 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of The Law Offices of John H. Lively & Associates, Inc., but he received no direct compensation from the Trust or the Funds for serving as an officer of the Trust.

Certain Trustees and officers of the Trust are also employees and/or officers of the Advisor.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended September 30, 2013, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short–term securities, are shown in the following table.

Fund	Purchases of Securities	Proceeds From Sales of Securities

Small Company Fund	$292,241,857	$32,495,334
International Equity Fund	360,490	459,825
Mid-Cap Fund	5,982,898	3,836,843

4. FEDERAL INCOME TAX

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

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The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2013 (Unaudited)

The Funds recognize the tax benefit or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2009–2012 and as of and during the six months ended September 30, 2013, and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

At September 30, 2013, the tax–basis cost of investments were as follows:

		International Equity
	Small Company Fund	Fund	Mid-Cap Fund

Gross unrealized appreciation (excess of value over tax cost)	$1,152,389,130	$2,481,347	$21,352,695
Gross unrealized depreciation (excess of tax cost over value)	(29,692,708)	(208,490)	(975,545)

Net unrealized appreciation	$1,122,696,422	$2,272,857	$20,377,150

Cost of investments for income tax purposes	$1,512,018,857	$4,519,100	$53,933,326

The difference between book–basis and tax–basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales, and passive foreign investment companies. Pursuant to federal income tax regulations applicable to investment companies, recognition of capital and ordinary losses on certain transactions is deferred until the subsequent tax year. As of March 31, 2013, there were no post-October capital loss deferrals on any of the Brown Capital Funds. Brown Capital Management Mid-Cap Fund elects to defer to the period ending March 31, 2014, late year ordinary losses in the amounts of $78,612.

Capital Loss Carryforwards – Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Accumulated capital losses noted below represent pre-enactment net capital loss carryforwards, as of March 31, 2013, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows the expiration dates of the pre-enactment carryovers.

	Expiring in 2017	Expiring in 2018

Small Company Fund	$–	$–
International Equity Fund	1,235,307	806,096
Mid-Cap Fund	–	–

Brown Capital Management Mid-Cap Fund had post-enactment capital losses for short-term in the amount of $738,870 and long-term in the amount of $1,180,947. Brown Capital Management International Equity Fund had post-enactment capital losses for long-term in the amount of $574,412.

Distributions during the fiscal year shown were characterized for tax purposes as follows:

	Small Company Fund	International Equity Fund	Mid-Cap Fund
Distributions Paid From:	2013	2013	2013

Ordinary Income	$–	$40,393	$–
Long-term capital gains	24,130,594	–	996,899

Total	$24,130,594	$40,393	$996,899

5. COMMITMENTS AND CONTINGENCIES

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

Semi-Annual Report | September 30, 2013	23

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2013 (Unaudited)

6. TRUSTEE AND OFFICER FEES

Officers of the Trust, except the Chief Compliance Officer and Trustees who are interested persons of the Trust, will receive no salary or fees from the Funds for their services to the Trust. As of September 30, 2013, there were three Trustees, two of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Effective January 1, 2012, each Independent Trustee of the Trust receives a $16,000 annual retainer and a $1,500 per meeting fee. Prior to January 1, 2012, each Independent Trustee of the Trust received a fee of $2,000 each year plus $250 per series of the Trust per meeting attended. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the FASB issued ASU NO. 2011-11 “Disclosures about Offsetting Assets and Liabilities” to expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

In June 2013, the FASB issued ASU 2013-08, Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), modifying Accounting Standards Codification (“ASC”) 946. The modifications were a result of a joint effort by the FASB and the International Accounting Standards Board to develop a consistent approach for determining whether an entity is an investment company for which fair value of investments is the most relevant measurement. ASU 2013-08 requires reporting entities to disclose that it is an investment company and is applying the guidance as set forth in ASC 946, to disclose any changes in, and the reasons for, its status as an investment company and to disclose information related to whether it has provided or is contractually required to provide financial support to any of its investees. The effective date of ASU 2013-08 is for interim and annual periods beginning after December 15, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

8. SUBSEQUENT EVENTS

The Funds evaluated subsequent events from September 30, 2013, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

24	www.browncapital.com

The Brown Capital Management Mutual Funds

Additional Information	September 30, 2013 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1–800–773 –3863 and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12–month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–Q. The Funds’ Forms N–Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. Additionally, you may obtain copies of the Funds’ form N–Q by calling the Funds at 1–800–773–3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1–800–SEC–0330, (1–800–732–0330).

Semi-Annual Report | September 30, 2013	25

The Brown Capital Management Mutual Funds

Privacy Policy

FACTS	WHAT DOES THE BROWN CAPITAL MANAGEMENT MUTUAL FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number and assets
■ Account balances and transaction history
■ Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Brown Capital Management Mutual Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-892-4226

26	www.browncapital.com

The Brown Capital Management Mutual Funds

Privacy Policy

Who we are
Who is providing this notice?	The Brown Capital Management Mutual Funds, on behalf of each of its series: The Brown Capital Management Small Company Fund, The Brown Capital Management Mid-Cap Fund, and The Brown Capital Management International Equity Fund.

What we do
How do The Brown Capital Management Mutual Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.
How does The Brown Capital Management Mutual Funds collect my personal information?	We collect your personal information, for example, when you

■ Open an account or give us your account information
■ Make deposits or withdrawals from our account
■ Pay us by check or make a wire transfer

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes – information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Brown Capital Management, LLC, the investment advisor, is an affiliate of The
   Brown Capital Management Mutual Funds.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■ The Brown Capital Management Mutual Funds do not share information with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■The Brown Capital Management Mutual Funds do not jointly market.

Semi-Annual Report | September 30, 2013	27

The Brown Capital Management Mutual Funds

Notes

28	www.browncapital.com

Must be accompanied or preceded by a prospectus.
Funds distributed by ALPS Distributors, Inc. 1290 Broadway, Suite 1100, Denver, CO 80203

Item 2. CODE OF ETHICS.

Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures (as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)
/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer

Date: November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: November 29, 2013

By: (Signature and Title)
/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: November 29, 2013